Property And Equipment	9 Months Ended
Sep. 30, 2011
Property And Equipment [Abstract]
Property And Equipment

6. PROPERTY AND EQUIPMENT

The following table presents the detail of property and equipment, net, for the periods presented (in thousands):

	December 31,		September 30, 2011
	2009	2010
			(Unaudited)
Computer equipment	$29,178	$62,253	$110,689
Software	6,623	8,443	17,917
Capitalized website and internal-use software	7,193	13,609	22,392
Furniture and fixtures	1,365	4,378	7,006
Leasehold improvements	2,175	6,450	12,238

Total	46,534	95,133	170,242
Less accumulated depreciation	(20,804)	(38,390)	(65,172)

Property and equipment, net	$25,730	$56,743	$105,070